Retirement Plan	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 13.	Retirement Plan

The Company has established a Defined Benefit Plan covering full-time employees in the ROC which were hired by the Company before January 1, 2005. In accordance with the Defined Benefit Plan, employees are eligible for retirement or are required to retire after meeting certain age or service requirements. Retirement benefits are based on years of service and the average salary for the six-month period before the employee’s retirement. Each employee earns two months of salary for each of the first fifteen years of service, and one month of salary for each year of service thereafter. The maximum retirement benefit is 45 months of salary. Retirement benefits are paid to eligible participants on a lump-sum basis upon retirement.

Defined Benefit Plan assets consist entirely of a Pension Fund (the “Fund”) denominated solely in cash, as mandated by ROC Labor Standard Law. The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund (required by law). The Fund is administered by a pension fund monitoring committee (the “Committee”) and is deposited in the Committee’s name in the Bank of Taiwan.

The Company’s pension fund is managed by a government-established institution with minimum return guaranteed by government and the fund asset is treated as cash category.

Beginning July 1, 2005, pursuant to the newly effective ROC Labor Pension Act, the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee’s monthly wages to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance. Expense recognized in 2009, 2010 and 2011, based on the contribution called for was $1,354 thousand, $1,507 thousand and $1,801 thousand, respectively.

Substantially all participants in the Defined Benefits Plan had elected to participate in the Defined Contribution Plan. The transfer of participants to the Defined Contribution Plan did not have a material effect on the Company’s financial position or results of operations. Participants’ accumulated benefits under the Defined Benefit Plan are not impacted by their election to change the plans and their seniority remains regulated by ROC Labor Standard Law, such as the retirement criteria and the amount payable. The Company is required to make contribution for the Defined Benefit Plan until it is fully funded. Pursuant to relevant regulatory requirements, the Company expects to make a cash contribution of $134 thousand to its pension fund maintained with the Bank of Taiwan and $1,882 thousand to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance in 2012.

The Company uses a measurement date of December 31, for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2010	2011
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$1,332	1,713
Service cost	-	-
Interest cost	29	33
Actuarial loss	352	679
Benefit obligation at end of year	1,713	2,425
Change in plan assets:
Fair value at beginning of year	1,869	2,176
Actual return on plan assets	31	27
Employer contribution	276	102
Fair value at end of year	2,176	2,305
Funded status	$463	(120)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$631	198
Accrued pension liabilities	(168)	(318)
Net amount recognized	$463	(120)

Amounts recognized in accumulated other comprehensive income was net actuarial loss of $465 thousand, $668 thousand and $1,241 thousand at December 31, 2009, 2010 and 2011, respectively.

The accumulated benefit obligation for the Defined Benefit Plan was $603 thousand and $687 thousand at December 31, 2010 and 2011, respectively. As of December 31, 2010 and 2011, no employee was eligible for retirement or was required to retire.

For the years ended December 31, 2009, 2010 and 2011, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Service cost	$-	-	-
Interest cost	31	29	33
Expected return on plan assets	(40)	(43)	(44)
Net amortization	25	27	36
Net periodic pension cost	$16	13	25

The net actuarial loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2012 is $69 thousand.

At December 31, 2010 and 2011, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2010	2011

Discount rate	2.00%	2.00%
Rate of increase in compensation levels	4.00%	5.00%

For the years ended December 31, 2009, 2010 and 2011, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2009	2010	2011
	Whole

Discount rate	2.25%	2.00%	2.00%
Rate of increase in compensation levels	4.00%	4.00%	5.00%
Expected long-term rate of return on pension assets	2.25%	2.00%	2.00%

Management determines the discount rate and expected long-term rate of return on plan assets based on the yields of twenty year ROC central government bonds which is in line with the respective employees remaining service period and the historical long-term rate of return on the above mentioned Fund mandated by the ROC Labor Standard Law.

The benefits expected to be paid from the defined benefit pension plan is $64 thousand in 2016 and $198 thousand from 2017 to 2021, and no benefits payments to be paid during the years from 2012 to 2015 and from 2017 to 2020.